CONSOLIDATED CONDENSED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 18,829	$ 31,397
Accounts receivable, net of allowances of $3,985 and $3,121, respectively	51,868	42,085
Prepaid and other current assets	3,171	2,943
Income tax receivable	2,141	474
Total current assets	76,009	76,899
Property and equipment, net	18,484	15,016
Goodwill	67,127	44,904
Intangible assets, net	86,434	46,447
Deferred tax assets	19,687	18,948
Other assets	797	206
Total assets	268,538	202,420
Current liabilities:
Accounts payable	39,741	37,191
Accrued expenses and other current liabilities	7,569	9,886
Current portion of long-term debt	2,250	7,967
Income tax payable	26	1,413
Short-term Tax Receivable Agreement liability	1,180	510
Contingent consideration payable - current	6,213	0
Total current liabilities	56,979	56,967
Long-term debt	215,995	193,591
Long-term Tax Receivable Agreement liability	16,179	15,760
Deferred tax liability	6,455	7,024
Private Placement Warrant liabilities	14,640	22,080
Contingent consideration payable - noncurrent	4,035	0
Deferred acquisition consideration payable	4,642	0
Other non-current liabilities	2,520	2,683
Total liabilities	321,445	298,105
Preferred stock, $0.0001 par value, 100,000 shares authorized; none issued and outstanding at June 30, 2021	0	0
Additional paid-in capital	(27,642)	(48,027)
Retained earnings	(737)	(3,146)
Total stockholders' deficit	(28,373)	(51,167)
Non-controlling interest	(24,534)	(44,518)
Total deficit	(52,907)	(95,685)
Total liabilities and deficit	268,538	202,420
Class A Common Stock
Current liabilities:
Common stock	3	3
Class B Common Stock
Current liabilities:
Common stock	3	3
Class C common stock
Current liabilities:
Common stock	$ 0	$ 0